CAPITAL RISK MANAGEMENT - Debt Leverage Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted net debt	$ 22,062	$ 20,037
Divided by: trailing 12-month adjusted EBITDA	$ 6,393	$ 5,887
Debt leverage ratio	3.5	3.4